Condensed Consolidated Statement of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Series A Previously Reported Preferred Stock	Series A Preferred Stock	Series E Previously Reported Preferred Stock	Series E Preferred Stock	Series F Previously Reported Preferred Stock	Series F Preferred Stock	Series G Previously Reported Preferred Stock	Series G Preferred Stock	Series H Previously Reported Preferred Stock	Series H Preferred Stock	Series I Previously Reported Preferred Stock	Series I Preferred Stock	Common Stock Previously Reported Common Stock	Previously Reported Common Stock	Previously Reported Treasury stock	Previously Reported Additional Paid in Capital	Previously Reported Accumulated Deficit	Previously Reported Non-Controlling Interest	Previously Reported Other Comprehensive Income	Previously Reported	Common Stock	Treasury stock	Additional Paid in Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Total
Balance at Dec. 31, 2023														$ 25	$ (78,456)	$ 191,456,411	$ (217,655,876)	$ 852,206	$ (174,143)	$ (25,599,833)
Balance (in Shares) at Dec. 31, 2023			450											25,370	(9)
Stock based compensation in Creatd, Inc.														$ 19		4,132,833				4,132,852
Stock based compensation in Creatd, Inc. (in Shares)							134							19,476
Stock based compensation in consolidated subsidiaries																		5,309,487		5,309,487
Fair value allocation of warrants issued with debt																356,796				356,796
Foreign currency translation adjustments																			(123,574)	(123,574)
Preferred stock issued upon conversion of notes payable					$ 8		$ 1									3,589,002				3,589,011
Preferred stock issued upon conversion of notes payable (in Shares)					7,863		692
Shares issued for acquisition of consolidated subsidiary														$ 2		108,998				109,000
Shares issued for acquisition of consolidated subsidiary (in Shares)														1,750
Common stock issued for financing fees														$ 2		78,254				78,256
Common stock issued for financing fees (in Shares)														1,651
Shares issued for conversion of preferred to common					$ (5)									$ 47		(42)
Shares issued for conversion of preferred to common (in Shares)					(4,745)									47,450
Shares issued for rounding in reverse stock split																12,084	(12,084)
Shares issued for rounding in reverse stock split (in Shares)														178
Shares issued for settlement of accounts payable							$ 1		$ 4					$ 40		4,225,037				4,225,082
Shares issued for settlement of accounts payable (in Shares)							975		3,798					40,406
Cash received for stock														$ 9		221,591				221,600
Cash received for stock (in Shares)														8,882
Cash received for preferred stock																210,000				210,000
Cash received for preferred stock (in Shares)							284
Shares issued for acquisition of marketable securities														$ 4		67,637				67,641
Shares issued for acquisition of marketable securities (in Shares)														3,904
Shares issued for acquisition of minority interest														$ 17		333,316				333,333
Shares issued for acquisition of minority interest (in Shares)														16,667
Common stock issued upon conversion of notes payable														$ 65		1,377,185				1,377,250
Common stock issued upon conversion of notes payable (in Shares)														64,967
Deemed Dividend																33,017,888	(33,017,888)
Net loss																	(2,114,952)	(2,555,059)		(4,670,011)							$ (4,670,011)
Balance at Dec. 31, 2024					$ 3	$ 3	$ 2	$ 2	$ 4	$ 4				$ 230	$ (78,456)	239,186,990	(252,800,800)	3,606,634	(297,717)	(10,383,110)	$ 4,615	$ (78,456)	$ 239,182,605	$ (252,800,800)	$ 3,606,256	$ (297,717)	(10,383,488)
Balance (in Shares) at Dec. 31, 2024			450	450	3,118	3,118	2,085	2,085	3,798	3,798			230,700	230,701	(9)						4,613,981	(187)
Balance at Mar. 31, 2025						$ 2		$ 14		$ 4											$ 10,801	$ (78,456)	257,222,765	(256,116,978)	3,571,178	(298,075)	4,311,255
Balance (in Shares) at Mar. 31, 2025				450		2,283		13,857		3,798											10,799,999	(187)
Balance at Dec. 31, 2024					$ 3	$ 3	$ 2	$ 2	$ 4	$ 4				$ 230	$ (78,456)	239,186,990	(252,800,800)	3,606,634	(297,717)	(10,383,110)	$ 4,615	$ (78,456)	239,182,605	(252,800,800)	3,606,256	(297,717)	(10,383,488)
Balance (in Shares) at Dec. 31, 2024			450	450	3,118	3,118	2,085	2,085	3,798	3,798			230,700	230,701	(9)						4,613,981	(187)
Stock based compensation in Creatd, Inc.												$ 15									$ 643						658
Stock based compensation in Creatd, Inc. (in Shares)								267				14,812									642,477
Fair value allocation of warrants issued with debt																							12,047				12,047
Foreign currency translation adjustments																										(358)	(358)
Common stock issued for financing fees																					$ 2		2,120				2,122
Common stock issued for financing fees (in Shares)																					1,768
Sale of noncontrolling interest in Flyte, Inc.																									100,000		100,000
Common stock issued as part of acquisition of																							(166)				(166)
Shares issued for conversion of preferred to common						$ (1)															$ 167		328,739				328,905
Shares issued for conversion of preferred to common (in Shares)						(835)															167,000
Shares issued for settlement of liabilities								$ 1													$ 387		21,876				22,264
Shares issued for settlement of liabilities (in Shares)								640													386,925
Stock issued for prepaid services																							3,309,526				3,309,526
Shares issued for exercise of warrants																					$ 4,698		(2,698)				2,000
Shares issued for exercise of warrants (in Shares)																					4,698,400
Cash received for stock								$ 2													$ 276		1,506,862				1,507,140
Cash received for stock (in Shares)								1,657													276,140
Shares issued as part of acquisition of consolidated subsidiaries								$ 9													$ 1,056		14,071,248				14,072,313
Shares issued as part of acquisition of consolidated subsidiaries (in Shares)								9,475													1,056,140
Shares issued for acquisition of marketable securities																					$ 50		16,207				16,257
Shares issued for acquisition of marketable securities (in Shares)																					50,176
Shares issued for minority interest												$ 23											839,477				839,500
Shares issued for minority interest (in Shares)												23,000
Deemed Dividend																							1,363,254	(1,363,254)
Net loss																								(3,342,606)	(169,550)		(3,512,156)
Balance at Jun. 30, 2025						$ 2		$ 14		$ 4		$ 38									$ 11,894	$ (78,456)	260,651,097	(257,506,660)	3,536,706	(298,075)	6,316,564
Balance (in Shares) at Jun. 30, 2025				450		2,283		14,124		3,798		37,812									11,893,007	(187)
Balance at Dec. 31, 2024					$ 3	$ 3	$ 2	$ 2	$ 4	$ 4				$ 230	$ (78,456)	239,186,990	(252,800,800)	3,606,634	(297,717)	(10,383,110)	$ 4,615	$ (78,456)	239,182,605	(252,800,800)	3,606,256	(297,717)	(10,383,488)
Balance (in Shares) at Dec. 31, 2024			450	450	3,118	3,118	2,085	2,085	3,798	3,798			230,700	230,701	(9)						4,613,981	(187)
Stock based compensation in Creatd, Inc.							$ 1				$ 15			$ 56		5,305,149				5,305,221
Stock based compensation in Creatd, Inc. (in Shares)	200						885				14,812		57,125
Stock based compensation in consolidated subsidiaries																		2,885,097		2,885,097
Fair value allocation of warrants issued with debt																1,561,528				1,561,528
Foreign currency translation adjustments																			(688)	(688)
Common stock issued for financing fees														1		2,122				2,123
Common stock issued for financing fees (in Shares)													92
Sale of noncontrolling interest in Flyte, Inc.																		100,000		100,000
Shares issued for conversion of preferred to common					$ (1)									9		(8)
Shares issued for conversion of preferred to common (in Shares)					(835)								8,350
Shares issued for settlement of liabilities	$ 1						$ 1							26		443,909		135,611		579,548
Shares issued for settlement of liabilities (in Shares)	687						640						24,533
Stock issued for prepaid services																185,437				185,437
Shares issued for exercise of warrants														368		1,632				2,000
Shares issued for exercise of warrants (in Shares)													367,870
Cash received for stock							$ 2							13		2,077,124				2,077,139
Cash received for stock (in Shares)							2,419						13,807
Shares issued as part of acquisition of consolidated subsidiaries							$ 9							53		14,072,253				14,072,315
Shares issued as part of acquisition of consolidated subsidiaries (in Shares)							9,475						52,807
Shares issued for acquisition of marketable securities														3		16,254				16,257
Shares issued for acquisition of marketable securities (in Shares)													2,508
Common stock issued upon conversion of notes payable							$ 2									1,110,102				1,110,104
Common stock issued upon conversion of notes payable (in Shares)	200						1,642
Shares issued for minority interest											$ 23					939,477		(100,000)		839,500
Shares issued for minority interest (in Shares)							134				23,000
Deemed Dividend																2,071,047	(2,071,047)
Net loss																	(8,054,471)	(1,310,081)		(9,364,552)							(9,364,552)
Balance at Dec. 31, 2025	$ 1	$ 1			$ 2	$ 2	$ 17	$ 17	$ 4	$ 4	$ 38	$ 38		759	$ (78,456)	266,973,016	(262,926,318)	5,317,261	(298,405)	8,987,919	$ 759	$ (78,456)	266,973,016	(262,926,318)	5,317,261	(298,405)	8,987,919
Balance (in Shares) at Dec. 31, 2025	1,087	1,087	450	450	2,283	2,283	17,280	17,280	3,798	3,798	37,812	37,812	757,792		(9)						757,792	(9)
Balance at Mar. 31, 2025						$ 2		$ 14		$ 4											$ 10,801	$ (78,456)	257,222,765	(256,116,978)	3,571,178	(298,075)	4,311,255
Balance (in Shares) at Mar. 31, 2025				450		2,283		13,857		3,798											10,799,999	(187)
Stock based compensation in Creatd, Inc.												$ 15									$ 469		2,379,534				2,380,018
Stock based compensation in Creatd, Inc. (in Shares)								267				14,812									468,832
Fair value allocation of warrants issued with debt																							12,047				12,047
Shares issued for acquisition of consolidated subsidiary (in Shares)								267
Sale of noncontrolling interest in Flyte, Inc.																									100,000		100,000
Shares issued for settlement of liabilities																					$ 372		127,596				127,968
Shares issued for settlement of liabilities (in Shares)																					372,000
Shares issued for exercise of warrants																					$ 202		1,798				2,000
Shares issued for exercise of warrants (in Shares)																					202,000
Shares issued for acquisition of marketable securities																					$ 50		16,207				16,257
Shares issued for acquisition of marketable securities (in Shares)																					50,176
Shares issued for minority interest												$ 23											839,477				839,500
Shares issued for minority interest (in Shares)												23,000
Deemed Dividend																							51,673	(51,673)
Net loss																								(1,338,009)	(134,472)		(1,472,481)
Balance at Jun. 30, 2025						$ 2		$ 14		$ 4		$ 38									$ 11,894	$ (78,456)	260,651,097	(257,506,660)	3,536,706	(298,075)	6,316,564
Balance (in Shares) at Jun. 30, 2025				450		2,283		14,124		3,798		37,812									11,893,007	(187)
Balance at Dec. 31, 2025	$ 1	$ 1			$ 2	$ 2	$ 17	$ 17	$ 4	$ 4	$ 38	$ 38		759	$ (78,456)	266,973,016	(262,926,318)	5,317,261	(298,405)	8,987,919	$ 759	$ (78,456)	266,973,016	(262,926,318)	5,317,261	(298,405)	8,987,919
Balance (in Shares) at Dec. 31, 2025	1,087	1,087	450	450	2,283	2,283	17,280	17,280	3,798	3,798	37,812	37,812	757,792		(9)						757,792	(9)
Stock based compensation in Creatd, Inc.																					$ 2		12,607,409				12,607,411
Stock based compensation in Creatd, Inc. (in Shares)																					1,819
Fair value allocation of warrants issued with debt																							238,170				238,170
Issuance of common stock for fractional shares																					$ 11		(11)
Issuance of common stock for fractional shares (in Shares)																					10,577
Non controlling interest divested in disposition of business																									(1,953,772)		(1,953,772)
Repurchase of non controlling interest																									(185,691)		(185,691)
Shares issued for conversion of preferred to common																					$ 35		(35)
Shares issued for conversion of preferred to common (in Shares)								(301)		(642)											35,066
Shares issued for conversion of warrants to common																					$ 542		(542)
Shares issued for conversion of warrants to common (in Shares)																					541,958
Deemed Dividend																							384,700	(384,700)
Net loss																								(16,907,472)	(398,973)		(17,306,445)
Balance at Jun. 30, 2026	$ 1	$ 1			$ 2	$ 2	$ 17	$ 17	$ 4	$ 4	$ 38	$ 38		$ 1,348	$ (78,456)	280,202,708	(280,218,491)	2,778,825	(298,405)	2,387,592	$ 1,348	$ (78,456)	280,202,708	(280,218,490)	2,778,825	(298,405)	2,387,592
Balance (in Shares) at Jun. 30, 2026	1,087	1,087	450	450	2,283	2,283	16,979	16,979	3,156	3,156	37,812	37,812		1,347,212	(9)						1,347,212	(9)
Balance at Mar. 31, 2026		$ 1				$ 2		$ 17		$ 4		$ 38									$ 771	$ (78,456)	278,415,951	(277,348,505)	2,961,914	(298,405)	3,653,332
Balance (in Shares) at Mar. 31, 2026		1,087		450		2,283		17,280		3,798		37,812									770,188	(9)
Stock based compensation in Creatd, Inc.																							1,402,634				1,402,634
Repurchase of non controlling interest																									(185,691)		(185,691)
Shares issued for conversion of preferred to common																					$ 35		(35)
Shares issued for conversion of preferred to common (in Shares)								(301)		(642)											35,066
Shares issued for conversion of warrants to common																					$ 542		(542)
Shares issued for conversion of warrants to common (in Shares)																					541,958
Deemed Dividend																							384,700	(384,700)
Deemed Dividend (in Shares)
Net loss																								(2,485,286)	2,602		(2,482,684)
Balance at Jun. 30, 2026	$ 1	$ 1			$ 2	$ 2	$ 17	$ 17	$ 4	$ 4	$ 38	$ 38		$ 1,348	$ (78,456)	$ 280,202,708	$ (280,218,491)	$ 2,778,825	$ (298,405)	$ 2,387,592	$ 1,348	$ (78,456)	$ 280,202,708	$ (280,218,490)	$ 2,778,825	$ (298,405)	$ 2,387,592
Balance (in Shares) at Jun. 30, 2026	1,087	1,087	450	450	2,283	2,283	16,979	16,979	3,156	3,156	37,812	37,812		1,347,212	(9)						1,347,212	(9)